UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Asset Management, Inc.
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-6185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Principals
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico          New York, NY           11/13/06
------------------          ------------           --------
  [Signature]               [City, State]           [Date]

/s/ Ellen H. Adams          New York, NY           11/13/06
------------------          ------------           --------
  [Signature]               [City, State]           [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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
                             TITLE                     VALUE      SHRS/     SH/ CALL/ INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER               OF CLASS      CUSIP       (X$1,000)  PRN AMT   PRN  PUT  DISCRETION MANAGERS  SOLE      SHARED   NONE
----------------------------------------------------------------------------------- -----------------------------------------------
ACTIVISION INC               COM NEW       004930202     5,211      345,100  SH          SOLE       N/A     345,100     0       0
AMERICAN TOWER CORP          CL A          029912201     7,917      216,910  SH          SOLE       N/A     216,910     0       0
APPLE COMPUTER INC           COM           037833100    17,174      223,100  SH          SOLE       N/A     223,100     0       0
BOEING CO                    COM           097023105    13,105      166,200  SH          SOLE       N/A     166,200     0       0
CELGENE CORP                 COM           151020104     3,706       85,600  SH          SOLE       N/A      85,600     0       0
CHESAPEAKE ENERGY CORP       COM           165167107     4,133      142,600  SH          SOLE       N/A     142,600     0       0
CISCO SYS INC                COM           17275R102    13,404      583,300  SH          SOLE       N/A     583,300     0       0
CONEXANT SYSTEMS INC         COM           207142100     2,073    1,036,720  SH          SOLE       N/A   1,036,720     0       0
COOPER COS INC               COM NEW       216648402     5,874      109,800  SH          SOLE       N/A     109,800     0       0
CORNING INC                  COM           219350105    17,559      719,346  SH          SOLE       N/A     719,346     0       0
DOBSON COMMUNICATIONS CORP   CL A          256069105     7,692    1,095,698  SH          SOLE       N/A   1,095,698     0       0
ELECTRONIC ARTS INC          COM           285512109    10,213      182,900  SH          SOLE       N/A     182,900     0       0
EQUINIX INC                  COM NEW       29444U502    24,915      414,551  SH          SOLE       N/A     414,551     0       0
FOOT LOCKER INC              COM           344849104     9,148      362,300  SH          SOLE       N/A     362,300     0       0
FOSTER WHEELER LTD           SHS NEW       G36535139     6,589      170,750  SH          SOLE       N/A     170,750     0       0
GAMESTOP CORP NEW            CL A          36467W109    11,077      239,340  SH          SOLE       N/A     239,340     0       0
GENENTECH INC                COM NEW       368710406     9,105      110,100  SH          SOLE       N/A     110,100     0       0
GOOGLE INC                   CL A          38259P508    10,943       27,229  SH          SOLE       N/A      27,229     0       0
GREAT ATLANTIC & PAC TEA INC COM           390064103     3,094      128,500  SH          SOLE       N/A     128,500     0       0
KLA-TENCOR CORP              COM           482480100    11,536      259,400  SH          SOLE       N/A     259,400     0       0
LAM RESEARCH CORP            COM           512807108     2,946       65,000  SH          SOLE       N/A      65,000     0       0
LAS VEGAS SANDS CORP         COM           517834107     6,165       90,200  SH          SOLE       N/A      90,200     0       0
MARVELL TECHNOLOGY GROUP LTD ORD           G5876H105     7,754      400,316  SH          SOLE       N/A     400,316     0       0
MEMC ELECTR MATLS INC        COM           552715104    17,836      486,916  SH          SOLE       N/A     486,916     0       0
MIRANT CORP NEW              COM           60467R100     6,101      223,400  SH          SOLE       N/A     223,400     0       0
NII HLDGS INC                CL B NEW      62913F201    26,292      422,978  SH          SOLE       N/A     422,978     0       0
PATHMARK STORES INC NEW      COM           70322A101     3,027      304,200  SH          SOLE       N/A     304,200     0       0
PETROHAWK ENERGY CORP        COM           716495106     6,057      582,388  SH          SOLE       N/A     582,388     0       0
RESEARCH IN MOTION LTD       COM           760975102     3,747       36,500  SH          SOLE       N/A      36,500     0       0
SBA COMMUNCATIONS CORP       COM           78388J106     1,484       61,000  SH          SOLE       N/A      61,000     0       0
SEMITOOL INC                 COM           816909105     3,138      303,440  SH          SOLE       N/A     303,440     0       0
STARWOOD HOTELS&RESORTS WRLD COM           85590A401     8,442      147,616  SH          SOLE       N/A     147,616     0       0
TIME WARNER TELECOM INC      CL A          887319101    14,820      779,578  SH          SOLE       N/A     779,578     0       0
UNITEDHEALTH GROUP INC       COM           91324P102     7,129      144,900  SH          SOLE       N/A     144,900     0       0
UNIVERSAL HLTH SVCS INC      CL B          913903100     3,794       63,300  SH          SOLE       N/A      63,300     0       0
WHITTIER ENERGY CORP         COM NEW       966785305     1,307      209,100  SH          SOLE       N/A     209,100     0       0
WYNN RESORTS LTD             COM           983134107     8,402      123,540  SH          SOLE       N/A     123,540     0       0
XM SATELLITE RADIO HLDGS INC CL A          983759101     2,081      161,300  SH          SOLE       N/A     161,300     0       0

                                           38          324,990

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         38
Form 13F Information Table Value Total:         324,990
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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